EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY.
Schedule of reconciliations of common and preferred outstanding shares

	2023		2022		2021
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	571,929,945	1,091,630,395	571,929,945	1,133,816,901	571,929,945	1,129,231,487
Acquisition of Treasury shares	—	—	—	(44,564,000)	—	—
Share Bonus	28,596,497	54,691,436	—	—	—	—
Exercise of long-term incentive plan	—	2,674,136	—	2,377,494	—	4,585,414
Balance at the end of the year	600,526,442	1,148,995,967	571,929,945	1,091,630,395	571,929,945	1,133,816,901

Schedule of ownership of shares

	Shareholders
	2023*
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.**	585,793,846	97.5	—	0.0	585,793,846	33.3
Brazilian institutional investors	2,442,108	0.4	117,790,196	10.2	120,232,304	6.8
Foreign institutional investors	1,425,937	0.2	546,220,396	47.2	547,646,333	31.2
Other shareholders	10,864,551	1.9	484,985,375	41.9	495,849,926	28.3
Treasury stock	—	0.0	7,544,641	0.7	7,544,641	0.4
	600,526,442	100.0	1,156,540,608	100.0	1,757,067,050	100.0

*As of December 31, 2023, the shareholders composition includes the share bonus

	Shareholders
	2022
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.**	557,898,901	97.5	—	0.0	557,898,901	33.3
Brazilian institutional investors	4,292,172	0.8	157,020,405	14.3	161,312,577	9.6
Foreign institutional investors	1,529,109	0.3	520,985,608	47.3	522,514,717	31.2
Other shareholders	8,209,763	1.4	413,624,382	37.6	421,834,145	25.2
Treasury stock	—	0.0	9,836,850	0.8	9,836,850	0.7
	571,929,945	100.0	1,101,467,245	100.0	1,673,397,190	100.0

	Shareholders
	2021
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.**	557,898,901	97.3	—	0.0	557,898,901	32.4
Brazilian institutional investors	4,363,438	0.8	232,421,779	20.3	236,785,217	13.8
Foreign institutional investors	1,895,038	0.3	490,810,572	42.8	492,705,610	28.7
Other shareholders	7,772,568	1.4	410,584,550	35.8	418,357,118	24.3
Treasury stock	1,697,538	0.2	12,214,344	1.1	13,911,882	0.8
	573,627,483	100.0	1,146,031,245	100.0	1,719,658,728	100.0

**Metalurgica Gerdau S.A. is the controlling shareholder and Indac – Ind. e Com. S.A. (holding of Gerdau’s family) is the utltimate controlling shareholder of the Company.

Schedule of changes in treasury stocks

	2023
	Common shares	R$	Preferred shares	R$
Opening balance	—	—	9,836,850	179,995
Exercise of long-term incentive plan	—	—	(2,674,136)	(29,813)
Capital increase with share bonus	—	—	381,927	—
Closing balance	—	—	7,544,641	150,182

	2022
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	12,214,344	151,852
Share buyback program	—	—	44,564,000	1,073,124
Exercise of long-term incentive plan	—	—	(2,377,494)	(21,452)
Cancellation of treasury stocks	(1,697,538)	(557)	(44,564,000)	(1,023,529)
Closing balance	—	—	9,836,850	179,995

	2021
	Common shares	R$	Preferred shares	R$
Opening balance	1,697,538	557	16,799,758	228,752
Exercise of long-term incentive plan	—	—	(4,585,414)	(76,900)
Closing balance	1,697,538	557	12,214,344	151,852

Schedule of effects of interest changes in subsidiaries

	December 31, 2023
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(9,590)	(9,590)
Effects of interest changes in subsidiaries	—	(9,590)	(9,590)

	December 31, 2022
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	(33,845)	(19,761)	(53,606)
Effects of interest changes in subsidiaries	(33,845)	(19,761)	(53,606)

	December 31, 2021
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(18,962)	(18,962)
Effects of interest changes in subsidiaries	—	(18,962)	(18,962)

(i) Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

Schedule of dividend amounts considered as distributed using the balance of the Investments and Working Capital Reserve

	2023	2022	2021
Net income	7,501,565	11,425,512	15,494,111
Constitution of legal reserve	(318,142)	(545,251)	(756,334)
Constitution of the tax incentives reserve	(1,138,728)	(520,478)	(367,430)
Net income before dividends and interest on capital	6,044,695	10,359,783	14,370,347
Dividends and interest on equity based on income of the year	(2,466,503)	(5,749,906)	(5,014,450)
Dividend - adjustment in excess of the minimum estatutory undistributed	(174,952)	(332,712)	(341,150)
Total dividends	(2,641,455)	(6,082,618)	(5,355,600)
Net income before constitution of investments and working capital reserve	3,403,240	4,277,165	9,014,747
Constitution of investments and working capital reserve	(3,403,240)	(4,277,165)	(9,014,747)

Schedule of dividends and interest on capital

The dividends for the years 2023, 2022 and 2021 are presented below:

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2023
1st quarter	Interest	0.51	1,749,090	05/15/2023	05/29/2023	892,056
2nd quarter	Dividends	0.43	1,749,522	08/18/2023	08/29/2023	752,172
3rd quarter	Dividends	0.47	1,749,522	11/17/2023	12/13/2023	822,275
4th quarter	Dividends	0.10	1,749,522	03/01/2024	03/12/2024	174,952
Proposed Interest and Dividends						2,641,455
Credit per share (R$)		1.51

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2022
1st quarter	Interest	0.57	1,707,829	05/16/2022	05/25/2022	973,542
2nd quarter	Dividends	0.71	1,693,994	08/15/2022	8/25/2022	1,199,713
3rd quarter	Dividends	1.73	1,663,560	11/21/2022	12/14/2022	2,877,957
3rd quarter	Interest	0.42	1,663,560	11/21/2022	12/14/2022	698,694
4th quarter	Dividends	0.20	1,663,560	03/14/2023	3/23/2023	332,712
Proposed Interest and Dividends						6,082,618
Credit per share (R$)		3.63

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2021
1st quarter	Dividends	0.40	1,705,338	5/14/2021	5/26/2021	682,199
2nd quarter	Dividends	0.54	1,705,576	8/16/2021	8/26/2021	921,011
3rd quarter	Interest	0.38	1,705,582	9/27/2021	11/16/2021	648,122
3rd quarter	Interest	0.20	1,705,630	11/5/2021	11/16/2021	341,126
3rd quarter	Dividends	1.42	1,705,628	11/5/2021	11/16/2021	2,421,992
4th quarter	Dividends	0.20	1,705,747	3/7/2022	3/16/2022	341,150
Proposed Interest and Dividends						5,355,600
Credit per share (R$)		3.14